Note 22 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 13,358,000,000	€ 13,758,000,000	€ 12,844,000,000
LiabilitiesForLease [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,674,000,000	3,335,000,000
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,408,000,000	2,623,000,000	2,891,000,000
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,275,000,000	3,306,000,000	4,305,000,000
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 5,000,000,000	€ 4,494,000,000	€ 5,648,000,000